One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
JEREMY CLEMENS jeremy.clemens@dechert.com +1 617 728 7103 Direct +1 617 275 8371 Fax

February 2, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (“Registrant”)

File Nos. 333-35883 and 811-08361

Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 64 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 65 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed for the purpose of receiving the Commission’s review of disclosure related to (i) changing the name of the Goldman Sachs Strategic International Equity Fund (the “Fund) to Goldman Sachs International Equity Insights Fund; and (ii) changing the Fund’s principal investment strategy and risks, which could be construed as material. These changes will take effect on April 23, 2018. Shareholders of the Fund were notified of the changes via a supplement dated December 22, 2017 to the Fund’s prospectuses, summary prospectuses and statement of additional information.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7103.

Sincerely,

/s/ Jeremy Clemens
Jeremy Clemens